[Logo]FORUM
FINANCIAL GROUP            PORTLAND  SEATTLE  WARSAW  BERMUDA


                                                August 3, 2001

              VIA EDGAR

              Securities and Exchange Commission
              Office of Document Control
              450 Fifth Street, N.W.
              Washington, D.C. 20549

               Re:   Forum Funds
                     File Nos.  2-67052; 811-3023
                         CIK:  0000315774


              Ladies and Gentlemen:

               On behalf of Forum Funds, a Delaware business trust (the "Trust"), and pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the "Act"), the form of Prospectuses for Austin Global Equity Fund, Investors Bond Fund, TaxSaver Bond Fund, Maine TaxSaver Bond Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund and Payson Value Fund and the Statement of Additional Information for Austin Global Equity Fund all dated August 1, 2001, that would have been filed pursuant to Rule 497(c) of the Act would not have differed from that contained in the amendment to the Registration Statement of the Trust. The amendment to the Registration Statement of the Trust was filed electronically by EDGAR on July 31, 2001, accession number 0001004402-01-500152.

               If you have any questions concerning this filing, please do not hesitate to call me collect at (207) 822-6670.

                                                Sincerely,

                                                /s/ Leslie K. Klenk

                                                Leslie K. Klenk
                                                Counsel



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